Derivatives - Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Cash Flow Hedges | Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on hedges recognized in other comprehensive income	[1]	₩ 15,492	₩ (3,220)
Hedge ineffectiveness recognized in profit or loss	[1],[2]	(49,882)	(343)
From cash flow hedge reserve to profit or loss Reclassified amount	[1]	0
Cash Flow Hedges | Discontinuation of cash flow hedges
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on hedges recognized in other comprehensive income		0	(45)
Hedge ineffectiveness recognized in profit or loss	[2]	0
From cash flow hedge reserve to profit or loss Reclassified amount		8,799	45
Cash Flow Hedges | Foreign Exchange Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on hedges recognized in other comprehensive income	[1]	14,439	(16,693)
Hedge ineffectiveness recognized in profit or loss	[1],[2]	(14,955)	(6,539)
From cash flow hedge reserve to profit or loss Reclassified amount	[1]	24,464	26,405
Hedges of net investment
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on hedges recognized in other comprehensive income		(44,594)	24,091
Hedge ineffectiveness recognized in profit or loss	[2]	(66,931)	(9,016)
From cash flow hedge reserve to profit or loss Reclassified amount		33,263	26,450
Hedges of net investment | Foreign Exchange Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on hedges recognized in other comprehensive income	[1]	(74,525)	44,049
Hedge ineffectiveness recognized in profit or loss	[1],[2]	(2,094)	₩ (2,134)
From cash flow hedge reserve to profit or loss Reclassified amount	[1]	₩ 0

[1]	The related account categories are presented as interest rate swap assets / liabilities and currency swap assets / liabilities, currency forwards assets / liabilities and borrowings.
[2]	Ineffective portion of hedge: The difference between hedging instruments and hedged items.